Note 7 - Supplemental Disclosures of Cash Flow Information (Details) - Supplemental Disclosures of Cash Flow Information - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash payments for:
Interest	$ 516	$ 632	$ 1,209	$ 1,751
Taxes	1,035	1,042	2,464	2,357
Noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	$ 562	$ 75	$ 262	$ 1,149